Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2021
Net Income (Loss) per Share
Schedule of computation of basic and diluted net income (loss) per share attributable to ordinary shareholders

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to ordinary shareholders:

	Years Ended December 31,
	(Amount in Thousands, Except Share and Per Share Data)
	2019	2020	2021
	Class A and Class B	Class A and Class B	Class A and Class B
Net income (loss) attributable to Class A and Class B ordinary shareholders—basic	829,151	(745,225)	1,314,131
Plus: interest expense for convertible notes	679	—	—
Net income (loss) attributable to Class A and Class B ordinary shareholders—diluted	829,830	(745,225)	1,314,131
Weighted average number of Class A and Class B ordinary shares outstanding—basic	30,580,181	31,020,439	33,585,818
Plus: share options and non-vested restricted shares	281,191	—	195,955
Plus: shares outstanding for convertible notes	62,723	—	—
Weighted average number of Class A and Class B ordinary shares outstanding—diluted	30,924,095	31,020,439	33,781,773
Basic net income (loss) per share	27.12	(24.02)	39.12
Diluted net income (loss) per share	26.84	(24.02)	38.90

Schedule of antidilutive net income per share

Diluted net income (loss) per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2019	2020	2021
Share options	72,929	224,528	281,566
Non-vested restricted shares under share incentive plan	91,550	103,373	41,255
Total	164,479	327,901	322,821